Consolidated statements of changes in equity - CHF (SFr) SFr in Thousands	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Accumulated losses
Equity at beginning of period at Dec. 31, 2018	SFr 49,712	SFr 1,870	SFr 0	SFr 49,982	SFr (760)	SFr (1,379)
Net loss	(1,473)					(1,473)
Other comprehensive (loss) income	(1,085)				(1,085)
Total comprehensive loss	(2,559)				(1,085)	(1,473)
Capital increase	1,344	4		1,341
Share-based compensation	15,917			15,917
Equity at end of period at Dec. 31, 2019	64,414	1,874	0	67,239	(1,846)	(2,853)
Net loss	(27,524)					(27,524)
Other comprehensive (loss) income	(1,264)				(1,264)
Total comprehensive loss	(28,788)				(1,264)	(27,524)
Capital increase	133,266	298		132,968
Equity transaction costs	(1,476)			(1,476)
Share-based compensation	77,676			77,676
Equity at end of period at Dec. 31, 2020	245,093	2,172	0	276,408	(3,110)	(30,377)
Net loss	(170,228)					(170,228)
Other comprehensive (loss) income	(312)				(312)
Total comprehensive loss	(170,540)				(312)	(170,228)
Capital increase	618,262	2,997		615,265
Equity transaction costs	(6,836)			(6,836)
Share capital reorganization	0	28,286	(2,500)	(25,786)
Current tax benefits on equity transaction costs	1,256			1,256
Share-based compensation	183,187			183,187
Sale of treasury shares related to share-based compensation	735		242	493
Purchase of treasury shares	(22,777)		(22,777)
Equity at end of period at Dec. 31, 2021	SFr 848,379	SFr 33,454	SFr (25,035)	SFr 1,043,987	SFr (3,422)	SFr (200,604)